FINANCIAL INSTRUMENTS - Disclosure of detailed information about Credit risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 689,044	$ 443,449
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	341,746	227,308
1 - 60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	319,346	195,231
61 days and over [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 27,952	$ 20,910